Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net Income (Loss)	$ 53,237	$ (2,649)	$ 110,255
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of intangible assets	18,788	23,352	23,486
Depreciation and amortization of property and equipment	69,521	48,875	40,325
Deferred income taxes	31,333	43,768	(51,990)
Stock compensation	3,516	4,302	5,001
Lease termination charges		70,014
Amortization of debt discounts and issuance costs	5,599	3,932	2,713
Gain on sale of investments			(1,168)
Pension and postretirement benefit cost, net	11,627	1,676	(22,425)
Issuance of forward sold miles		(8,747)	(12,463)
Other, net	(10,039)	(7,530)	(5,615)
Changes in operating assets and liabilities:
Restricted cash	25,930	(25,706)	20,507
Accounts receivable	12,698	(35,408)	(11,326)
Spare parts and supplies	(6,660)	(7,181)	(1,777)
Prepaid expenses and other current assets	(2,373)	(7,033)	(3,607)
Accounts payable	1,447	11,336	22,953
Air traffic liability	85,264	61,268	32,729
Other accrued liabilities	7,459	3,240	2,117
Other assets and liabilities, net	3,670	1,255	582
Net cash provided by operating activities	311,017	178,764	150,297
Cash Flows From Investing Activities:
Additions to property and equipment, including pre-delivery deposits	(290,699)	(281,903)	(140,460)
Purchases of short-term investments			(109,623)
Sales of short and long-term investments			141,410
Net cash used in investing activities	(290,699)	(281,903)	(108,673)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	226	1,477
Convertible Notes:
Issuance of convertible notes		86,250
Purchase of call options and sale of common stock warrants, net		(19,504)
Proceeds from issuance of warrants		11,948
Long-term borrowings	133,000	132,000	54,746
Treasury stock repurchase			(9,998)
Repayments of long-term debt and capital lease obligations	(49,129)	(80,023)	(101,176)
Debt issuance costs	(3,828)	(8,726)	(2,837)
Other	(84)	46	463
Net cash provided by (used in) financing activities	81,447	122,217	(57,325)
Net increase (decrease) in cash and cash equivalents	101,765	19,078	(15,701)
Cash and cash equivalents - Beginning of Year	304,115	285,037	300,738
Cash and cash equivalents - End of Year	$ 405,880	$ 304,115	$ 285,037